Document and Entity Information - shares	12 Months Ended
	Jun. 30, 2020	Nov. 12, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	Color Star Technology Co., Ltd.
Entity Central Index Key	0001747661
Amendment Flag	true
Amendment Description	This Amendment No. 1 (the "Form 20-F/A") to the Annual Report on Form 20-F of Color Star Technology Co., Ltd. (the "Company") for the year ended June 30, 2020 (the "Form 20-F"), which was filed with the Securities and Exchange Commission on November 13, 2020, is being filed for the purpose of amending Exhibit 12.1 and 12.2 of the Form 20-F in order to include the internal control over financial reporting language. Except as described above, this Form 20-F/A does not, and does not purport to, amend, modify, update or restate any information set forth in the Form 20-F or reflect any events that occurred subsequent to the filing of the Form 20-F on November 13, 2020.
Current Fiscal Year End Date	--06-30
Document Type	20-F/A
Document Period End Date	Jun. 30, 2020
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Entity File Number	333-226308
Entity Emerging Growth Company	false
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	E9
Document Transition Report	false
Document Annual Report	true
Document Shell Company Report	false
Entity Common Stock Shares Outstanding		54,861,811